UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-03231

                             SEI LIQUID ASSET TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                           c/o SEI Investments Company
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

                                   COPIES TO:
                             Richard W. Grant, Esq.
                           Morgan, Lewis & Bockius LLP
                               1701 Market Street
                             Philadelphia, PA 19103

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                     DATE OF FISCAL YEAR END: JUNE 30, 2006

                    DATE OF REPORTING PERIOD: MARCH 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS


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SCHEDULE OF INVESTMENTS (UNAUDITED)


Treasury Securities Fund
March 31, 2006


----------------------------------------------------------------
                                     Face Amount        Value
Description                         ($ Thousands)($ Thousands)
----------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 19.6%
  U.S. Treasury Bills+
       4.345%, 04/06/06                  $3,000       $ 2,998
       4.414%, 04/13/06                   3,000         2,996
                                                      --------
Total U.S. Treasury Obligations
  (Cost $5,994) ($ Thousands)                           5,994
                                                      --------
REPURCHASE AGREEMENTS (A) -- 80.8%
Barclays
  4.450%, dated 03/31/06, to be
  repurchased on 04/03/06,
  repurchase price $6,302,336
  (collateralized by a U.S.
  Treasury Bill, par value
  $6,476,000, 4.550%, 06/01/06;
  total market value $6,426,459)          6,300         6,300
BNP Paribas
  4.450%, dated 03/31/06, to be
  repurchased on 04/03/06,
  repurchase price $6,302,336
  (collateralized by a U.S.
  Treasury Note, par value
  $6,178,000, 5.500%, 05/15/09;
  total market value $6,426,312)          6,300         6,300
Goldman Sachs Group
  4.450%, dated 03/31/06, to be
  repurchased on 04/03/06,
  repurchase price $5,824,159
  (collateralized by a U.S.
  Treasury Note, par value
  $5,985,000, 3.750%, 05/15/08;
  total market value $5,939,325)          5,822         5,822
Morgan Stanley
  4.500%, dated 03/31/06, to be
  repurchased on 04/03/06,
  repurchase price $6,302,363
  (collateralized by a U.S.
  Treasury Note, par value
  $6,415,000, 3.625%, 04/30/07;
  total market value $6,426,809)          6,300         6,300
                                                      --------
Total Repurchase Agreements
  (Cost $24,722) ($ Thousands)                         24,722
                                                      --------
Total Investments -- 100.4%
  (Cost $30,716) ($ Thousands)++                      $30,716
                                                      ========

 Percentages are based on Net Assets of $30,589 ($ Thousands).

 + The rate reported is the effective yield at time of purchase.
++ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.
(A) Tri-Party Repurchase Agreement

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




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                      SEI Liquid Asset Trust / Quarterly Report / March 31, 2006

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)


Prime Obligation Fund
March 31, 2006


----------------------------------------------------------------
                                     Face Amount        Value
Description                         ($ Thousands)($ Thousands)
----------------------------------------------------------------
COMMERCIAL PAPER -- 42.6%
FINANCIAL SERVICES -- 39.9%
  Amstel Funding Corporation + (B)
    4.505%, 04/10/06                    $25,000      $ 24,972
    4.684%, 07/11/06                      7,000         6,910
  Concord Minutemen Capital
    Corporation + (B)
    4.650%, 07/10/06                     25,000        24,685
  Curzon Funding LLC +
    4.919%, 11/03/06                     12,000        11,658
  General Electric Capital
    Corporation +
    4.842%, 04/03/06                     25,000        24,993
  Giro Balanced Funding
    Corporation + (B)
    4.310%, 04/13/06                      5,000         4,993
    4.770%, 04/20/06                      7,500         7,481
  Gotham Funding Corporation + (B)
    4.789%, 05/05/06                     21,153        21,058
  Greyhawk Funding LLC + (B)
    4.824%, 05/05/06                     30,000        29,864
  Jupiter Securitization
    Corporation + (B)
    4.778%, 04/12/06                      3,250         3,245
  Lexington Parker Capital
    Company LLC (A) (B)
    4.964%, 07/10/06                     15,000        14,998
  New Center Asset Trust +
    4.828%, 05/10/06                     25,000        24,870
  Paradigm Funding LLC + (B)
    4.769%, 04/20/06                     10,000        9,975
  Picaros Funding PLC +
    4.468%, 05/04/06                     15,000        14,940
    4.666%, 07/10/06                     15,000        14,810
  Rhineland Funding Capital
    Corporation + (B)
    4.820%, 04/28/06                     25,000        24,910
  Sydney Capital Corporation + (B)
    4.638%, 04/06/06                     10,000        9,994
  Victory Receivables Corporation + (B)
    4.646%, 04/03/06                     14,802        14,798
                                                     ---------
                                                      289,154
                                                     ---------
INVESTMENT BANKERS/BROKER DEALERS -- 2.7%
  Lehman Brothers Holdings +
    4.620%, 08/01/06                     20,000        19,697
                                                     ---------
Total Commercial Paper
  (Cost $308,851) ($ Thousands)                       308,851
                                                     ---------
CERTIFICATES OF DEPOSIT -- 17.3%
BANKS -- 4.6%
  Lasalle Bank NA
    4.070%, 07/26/06                      7,000         7,000
  Standard Federal Bank
    4.140%, 07/24/06                     14,000        14,000
  Wells Fargo Bank NA
    4.790%, 01/18/07                     12,000        12,001
                                                     ---------
                                                       33,001
                                                     ---------
FINANCIAL SERVICES -- 12.7%
  Brahms Funding Corporation +
    4.770%, 04/18/06                     15,000        14,967
  Lexington Parker Capital
    Company LLC (A)
    4.720%, 05/22/06                     15,000        14,998

----------------------------------------------------------------
                                     Face Amount        Value
Description                         ($ Thousands)($ Thousands)
----------------------------------------------------------------

  Morgan Stanley (A)
    4.860%, 04/10/06                    $10,000       $10,000
    4.860%, 04/17/06                     20,000        20,000
  Thornburg Mortgage Capital
    Resources +
    4.769%, 04/19/06                      7,500         7,482
    4.800%, 04/24/06                     25,000        24,924
                                                     ---------
                                                       92,371
                                                     ---------
Total Certificates of Deposit
  (Cost $125,372) ($ Thousands)                       125,372
                                                     ---------
CORPORATE OBLIGATIONS (A) -- 14.1%
FINANCIAL SERVICES -- 10.0%
  CC USA Incorporated (B)
    4.734%, 04/18/06                     17,500        17,500
  Harrier Finance Funding LLC (B)
    4.778%, 04/25/06                     30,000        29,997
  Ormond Quay Funding LLC (B)
    4.773%, 04/25/06                     15,000        15,000
  Whistlejacket Capital LLC (B)
    4.773%, 04/27/06                     10,000        9,999
                                                     ---------
                                                       72,496
                                                     ---------
INVESTMENT BANKERS/BROKER DEALERS -- 4.1%
  Goldman Sachs Group
    4.809%, 04/13/06                     20,000        20,000
  Goldman Sachs Group MTN
    4.690%, 04/10/06                     10,000        10,012
                                                     ---------
                                                       30,012
                                                     ---------
Total Corporate Obligations
  (Cost $102,508) ($ Thousands)                       102,508
                                                     ---------
INSURANCE FUNDING AGREEMENT (A) (C) -- 4.2%
INSURANCE -- 4.2%
  MetLife Funding Agreement
    4.760%, 05/01/06                     30,000        30,000
                                                     ---------
Total Insurance Funding Agreement
  (Cost $30,000) ($ Thousands)                         30,000
                                                     ---------
REPURCHASE AGREEMENTS (D) -- 24.1%
Barclays
  4.800%, dated 03/31/06, to be
  repurchased on 04/03/06,
  repurchase price $89,845,924
  (collateralized by a U.S.
  Government Obligation, par value
  $93,812,000, 4.125%, 10/18/10;
  total market value $91,606,206)        89,810        89,810
Citigroup
  4.800%, dated 03/31/06, to be
  repurchased on 04/03/06,
  repurchase price $85,034,000
  (collateralized by a U.S.
  Government Obligation, par value
  $89,458,000, 4.250%, 08/15/10;
  total market value $86,700,954)        85,000        85,000
                                                     ---------
Total Repurchase Agreements
  (Cost $174,810) ($ Thousands)                       174,810
                                                     ---------
--------------------------------------------------------------------------------
                      SEI Liquid Asset Trust / Quarterly Report / March 31, 2006

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)


Prime Obligation Fund
March 31, 2006


----------------------------------------------------------------
                                                        Value
                                                 ($ Thousands)
----------------------------------------------------------------
Total Investments -- 102.3%
  (Cost $741,541) ($ Thousands)++                    $741,541
                                                     =========

Percentages are based on Net Assets of $725,094 ($ Thousands).

+ The rate reported is the effective yield at the time of purchase.
++ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.
(A) Variable rate instrument. The rate reflected on the Schedule of Investments is the rate in effect on March 31, 2006. The date shown is the earlier of the reset date or demand date.
(B) Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.
(C) Securities considered illiquid. The total value of such securities as of March 31, 2006 was $30,000,000.
(D) Tri-Party Repurchase Agreement
LLC -- Limited Liability Company
MTN -- Medium Term Note
NA -- National Association
PLC -- Public Liability Company

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
                      SEI Liquid Asset Trust / Quarterly Report / March 31, 2006

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                        SEI Liquid Asset Trust


By (Signature and Title)*                           /s/ Robert A. Nesher
                                                    ---------------------
                                                    Robert A. Nesher
                                                    President & CEO

Date: May 26, 2006



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                           /s/ Robert A. Nesher
                                                    ---------------------
                                                    Robert A. Nesher
                                                    President & CEO

Date: May 26, 2006


By (Signature and Title)*                           /s/ Stephen F. Panner
                                                    ---------------------
                                                    Stephen F. Panner
                                                    Controller & CFO

Date: May 26, 2006

* Print the name and title of each signing officer under his or her signature.